Loss per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015	2014	2013

Net loss	$(64,713)	$(10,268)	$(21,205)
Less dividends on series B preferred shares	$(5,769)	$(5,080)	$-
Net loss attributed to common stockholders	(70,482)	(15,348)	(21,205)

Weighted average number of common shares, basic and diluted	79,518,009	81,292,290	81,328,390

Loss per share, basic and diluted	$(0.89)	$(0.19)	$(0.26)